Document and Entity Information	Jul. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2023
Entity File Number	1-07265
Entity Registrant Name	AMBASE CORPORATION
Entity Central Index Key	0000020639
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-2962743
Entity Address, Address Line One	7857 WEST SAMPLE ROAD, SUITE 134
Entity Address, City or Town	CORAL SPRINGS
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33065
City Area Code	201
Local Phone Number	265-0169
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false